Consolidated Statements of Comprehensive Loss (Parenthetical)(INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net unrealized gain/(loss) on available-for-sale securities, net of realized gain and net of tax effect	1	1	19
Funded status on employee benefit plans, tax effect	(208)	(150)	94